Note 12 - Regulatory Matters - Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Tier 1 (Core) Capital to average total assets Bank, actual amount	$ 57,520	$ 55,730
Tier 1 (Core) Capital to average total assets Bank, actual ratio	0.0967	0.1009
Tier 1 (Core) Capital to average total assets Bank, to be well capitalized amount	$ 53,531	$ 49,724
Tier 1 (Core) Capital to average total assets Bank, to be well capitalized ratio	0.09	0.09